Accounts Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016
Receivables [Abstract]
Doubtful debt provision	$ 25,575	$ 28,939	$ 27,666